Summary of Advances to Suppliers (Detail)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Advances to Suppliers [Line Items]
Advances to suppliers	¥ 9,085,165	$ 1,308,536	¥ 898,126
Financing Fee
Advances to Suppliers [Line Items]
Advances to suppliers	7,497,988	1,079,935
Advertising Fee
Advances to Suppliers [Line Items]
Advances to suppliers	255,259	36,765	255,259
Development Fee
Advances to Suppliers [Line Items]
Advances to suppliers	700,000	100,821
Others
Advances to Suppliers [Line Items]
Advances to suppliers	¥ 631,918	$ 91,015	¥ 642,867